BERKSHIRE FOCUS FUND
Investment Objective
The Berkshire Focus Fund's goal is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	BERKSHIRE FOCUS FUND BFOCX
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	2.00%
Wire Redemption Fee	20
IRA Custodian Fee	8

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BERKSHIRE FOCUS FUND BFOCX
Management Fees		1.50%
Total Other Expenses		0.50%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	2.02%
[1]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, total annual fund operating expenses would be 2.00%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BERKSHIRE FOCUS FUND BFOCX	205	634	1,088	2,348

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 951% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Berkshire Focus Fund is a 'non-diversified' portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The Fund concentrates its investments in the electronic technology industry, which means more than 25%, and as much as 100%, of the Fund's total assets can be invested in that particular industry. The Fund will normally hold a core position of between 20 and 30 common stocks, although the number of securities held by the Fund may occasionally exceed this range at times. In selecting investments for the Fund, the investment adviser uses a 'bottom-up' approach to stock selection. This approach to investing refers to a selection process in which the Fund's investment adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. The Fund may invest without limitation in foreign securities and certain types of exchange traded funds. Although some of the Fund's holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund's investments. The Fund's investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund's investment strategy, the Fund generally has a high rate of portfolio turnover.

Principal Risks of Investing in the Fund
•	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:.

•	Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

•	Growth Securities Risk. Securities of companies perceived to be 'growth' companies may be more volatile than other stocks and may involve special risks. The price of a 'growth' security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

•	Non-Diversification Risk. The Fund is classified as a 'non-diversified' portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

•	Industry Risk. The Fund concentrates its investments in the 'electronic technology industry.' As a result, the Fund is subject to the risk that stocks within the same industry will decline in price due to industry specific market or economic developments.

•	Small Company Risk. The Fund's investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

•	Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund's performance, and may increase taxable distributions.

•	Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

•	Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

•	Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Performance

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, and ten years, compared to those of broadbased securities market indices. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance(before and after taxes)is not necessarily an indication of future results.

Best Quarter (12/31/99) +74.92%	Worst Quarter (3/31/01) -61.55%

Average Annual Total Returns for Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BERKSHIRE FOCUS FUND	1 Year	5 Years	10 Years
BFOCX	45.61%	10.63%	(9.29%)
BFOCX - After Taxes on Distributions	45.61%	10.63%	(9.29%)
BFOCX - After Taxes on Distributions and Sale of Fund Shares	29.65%	9.28%	(7.26%)
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	14.06%	4.31%	3.15%
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)	18.15%	4.71%	1.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Berkshire Funds
CIK	dei_EntityCentralIndexKey	0001030979
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
BERKSHIRE FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	BERKSHIRE FOCUS FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Berkshire Focus Fund's goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 951% of the average value of its portfolio.

Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Berkshire Focus Fund is a 'non-diversified' portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The Fund concentrates its investments in the electronic technology industry, which means more than 25%, and as much as 100%, of the Fund's total assets can be invested in that particular industry. The Fund will normally hold a core position of between 20 and 30 common stocks, although the number of securities held by the Fund may occasionally exceed this range at times. In selecting investments for the Fund, the investment adviser uses a 'bottom-up' approach to stock selection. This approach to investing refers to a selection process in which the Fund's investment adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. The Fund may invest without limitation in foreign securities and certain types of exchange traded funds. Although some of the Fund's holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund's investments. The Fund's investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund's investment strategy, the Fund generally has a high rate of portfolio turnover.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
•	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:.

•	Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

•	Growth Securities Risk. Securities of companies perceived to be 'growth' companies may be more volatile than other stocks and may involve special risks. The price of a 'growth' security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

•	Non-Diversification Risk. The Fund is classified as a 'non-diversified' portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

•	Industry Risk. The Fund concentrates its investments in the 'electronic technology industry.' As a result, the Fund is subject to the risk that stocks within the same industry will decline in price due to industry specific market or economic developments.

•	Small Company Risk. The Fund's investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

•	Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund's performance, and may increase taxable distributions.

•	Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

•	Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

•	Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, and ten years, compared to those of broadbased securities market indices. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance(before and after taxes)is not necessarily an indication of future results.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (12/31/99) +74.92%	Worst Quarter (3/31/01) -61.55%

Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BERKSHIRE FOCUS FUND | BFOCX
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFOCX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Wire Redemption Fee	rr_ExchangeFee	20
IRA Custodian Fee	rr_MaximumAccountFee	8
Management Fees	rr_ManagementFeesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	205
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	634
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,088
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,348
2001	rr_AnnualReturn2001	(72.17%)
2002	rr_AnnualReturn2002	(59.08%)
2003	rr_AnnualReturn2003	66.93%
2004	rr_AnnualReturn2004	3.62%
2005	rr_AnnualReturn2005	15.48%
2006	rr_AnnualReturn2006	4.20%
2007	rr_AnnualReturn2007	39.09%
2008	rr_AnnualReturn2008	(57.30%)
2009	rr_AnnualReturn2009	83.86%
2010	rr_AnnualReturn2010	45.61%
1 Year	rr_AverageAnnualReturnYear01	45.61%
5 Years	rr_AverageAnnualReturnYear05	10.63%
10 Years	rr_AverageAnnualReturnYear10	(9.29%)
BERKSHIRE FOCUS FUND | BFOCX | - After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	45.61%
5 Years	rr_AverageAnnualReturnYear05	10.63%
10 Years	rr_AverageAnnualReturnYear10	(9.29%)
BERKSHIRE FOCUS FUND | BFOCX | - After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.65%
5 Years	rr_AverageAnnualReturnYear05	9.28%
10 Years	rr_AverageAnnualReturnYear10	(7.26%)
BERKSHIRE FOCUS FUND | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.15%
BERKSHIRE FOCUS FUND | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.15%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	1.43%
BERKSHIRE FOCUS FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, total annual fund operating expenses would be 2.00%.